EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
Schedule of common shares reserved for options, warrants and preferred stock
	December 31, 2013	December 31, 2012

Stock options	548,366	586,566
Preferred stock	-	-

Total	548,366	586,566

Schedule of fair value of stock options

	December 31,	December 31,	December 31
	2013	2012	2011
Risk -free interest rate	0.40% to 0.75%	0.55% to 1.62%	1.22% to 1.62%
Average expected term (years)	3	3	3
Dividend yield	2.40%	1.62%	1.31%
Expected volatility	44.9% to 63.48%	57.73% to 68.65%	68.65% to 72.65%

Schedule of option award activity

	2013		2012		2011
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
		US$		US$		US$

Outstanding at beginning of year	586,566	7.74	498,566	7.52	454,566	7.02
Granted	153,000	5.96	132,166	8.34	44,000	10.83
Exercised	(100,000)	2.15	(12,000)	1.775	-	-
Cancelled	-	-	-	-	-	-
Forfeited	(91,200)	-	(32,166)	-	-	-
Outstanding at the end of year	548,366	7.49	586,566	7.74	498,566	7.52
Exercisable at the year end	457,166	7.74	454,400	7.56	321,366	7.00

Weighted average grant-date fair value of options granted during the year		US$5.96		US$8.34		US$10.83

Schedule of nonvested shares

		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value (US$)
Nonvested at January 1, 2011	143,400	7.96
Granted	44,000	10.83
Vested	(10,200)	11.65
Forfeited	-	-
Nonvested at December 31, 2011	177,200	8.46
Granted	132,166	8.34
Vested	(177,200)	8.46
Forfeited	-	9.04
Nonvested at December 31, 2012	132,166	8.34
Granted	153,000	5.96
Vested	(223,366)	7.44
Forfeited	-	-
Nonvested at December 31, 2013	61,800	$ US$5.53

Schedule of options outstanding

		Outstanding
	Options	Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life (in years)

US$ 3.67	16,000	0.04
US$7.68	203,200	0.1
US$10.83	44,000	2.2
US$8.34	132,166	2.7
US$ 5.53	61,800	8.2
US$ 6.25	91,200	2.8
	548,366	0.97